Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
9
. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

(in thousands)	December 31, 2023	December 31, 2022
Prepaid vendor expenses	$2,520	$1,717
Prepaid insurance	446	1,894
Capitalized transaction costs*	—	1,233
Prepaid directors and officers insurance	2,518	—
Prepaid maintenance	60	181

(in thousands)	December 31, 2023	December 31, 2022
Prepaid non-aircraft subscriptions	$113	$135
MRO revenue in excess of billings	581	292
Deferred commission	514	413

	$6,752	$5,865

*
The capitalized transaction costs consist of advisory, legal, and other professional fees that are specific incremental costs directly attributable to the offering of securities associated with the Closing of the Merger. On the Closing Date, these capitalized transaction costs were reclassified from prepaid expenses and other current assets to a reduction to additional paid-in
capital.